Derivative liabilities (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure Derivative Liabilities Tables Abstract
Schedule of changes in derivative liability

The Binomial Option Price Model with the following assumption inputs:

December 31, 2019
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	1.51-2.09%
Expected volatility	121-153%

December 31, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.49-2.72%
Expected volatility	87-123%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2019	$2,991,953
Additions	3,538,927
Mark to Market	2,314,089
Reclassification to APIC due to conversions	(957,488)
Balance, December 31, 2019	$3,259,345

The Binomial model with the following assumption inputs:

June 30, 2018
Annual Dividend Yield	—
Expected Life (Years)	0.15-1.00
Risk-Free Interest Rate	1.13%-2.06%
Expected Volatility	94%-212%

June 30, 2019
Annual Dividend Yield	—
Expected Life (Years)	0.50-1.00
Risk-Free Interest Rate	1.92-2.64%
Expected Volatility	87-150%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2018	$3,069,616
Additions	$3,217,870
Mark to Market	$4,040,238
Reclassification to APIC Due to Conversions	$(7,335,771)
Ending Balance, June 30, 2019	2,991,953